Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) classAction	Dec. 31, 2022 GBP (£)
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 2,849	£ 2,986
Commitments	143,319	143,795
Capital commitments	£ 1,240	1,663
Number of class actions | classAction	2
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in current tax liability	£ 920
Decrease in deferred tax asset	285
Maximum exposure £m
Disclosure of contingent liabilities [line items]
Irrevocable commitments and guarantees	£ 75,080	£ 74,692